Description of the Plan - Additional Information (Details) - EBP 002	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
EBP, Description of Plan [Line Items]
Employee benefit plan, employees are automatically enrolled in Plan at a pre-tax contribution rate	5.00%
Employee benefit plan, participant contribution, pretax, minimum annual compensation to total compensation, percentage	1.00%
Employee benefit plan, participant contribution, pretax, maximum annual compensation to total compensation, percentage	75.00%
Employee benefit plan, participant contribution, pretax, maximum annual compensation, amount	$ 23,000
Employee benefit plan, maximum annual catch up contribution amount	$ 7,500
Employee benefit plan, eligible participants for every contribution per share | $ / shares	$ 1
Employee benefit plan, employer contribution matching per share | $ / shares	$ 1
Employee benefit plan, employer contribution, participant compensation matched, percentage	5.00%
Employee benefit plan, employer matching contribution amount	$ 53,512,860
Employee benefit plans contribution vesting description	Plan participants are immediately 100% vested in participant and Company matching contributions when made, plus any investment earnings thereon.
Employee benefit plan, vesting percentage	100.00%
Employee benefit plan, note receivable from participant, account, minimum borrowing, amount	$ 1,000
Employee benefit plan, note receivable from participant, account, maximum borrowing, amount	$ 50,000
Employee benefit plan, note receivable from participant, account, maximum borrowing, to total account, percentage	50.00%
Employee benefit plan, note receivable from participant prime rate	1.00%
Employee benefit plan, participants maximum account balance to receive single cash payment for inactive employees	$ 1,000
Minimum
EBP, Description of Plan [Line Items]
Employee benefit plan, notes receivable from participants loan term	1 year
Employee benefit plan, asset held for investment, participant loan, interest rate	4.25%
Employee benefit plan, participants account balance to establish individual retirement account for inactive employees	$ 1,000
Maximum
EBP, Description of Plan [Line Items]
Employee benefit plan, employer contribution of eligible pay, matching percentage	5.00%
Employee benefit plan, notes receivable from participants loan term	5 years
Employee benefit plan, notes receivable from participants loan to purchase primary residence term	15 years
Employee benefit plan, asset held for investment, participant loan, interest rate	9.50%
Employee benefit plan, participants account balance to establish individual retirement account for inactive employees	$ 7,000